Condensed Statement of Operations (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 362,029,779	¥ 2,513,572,770	¥ 2,119,927,841	¥ 1,528,484,891
Operating cost and expenses
Compensation and benefits	(187,297,128)	(1,300,403,960)	(1,164,492,379)	(737,460,338)
Selling expenses	(46,473,789)	(322,667,518)	(263,815,409)	(147,265,810)
General and administrative expenses	(33,773,306)	(234,488,066)	(170,929,513)	(151,626,278)
Total operating cost and expenses	265,920,019	1,846,282,695	1,561,151,893	975,382,794
Loss from operations	96,109,760	667,290,075	558,775,948	553,102,097
Other income (expenses):
Interest income	5,694,624	39,537,775	39,698,790	38,901,980
Interest expense	(2,778,167)	(19,288,813)	(16,050,359)
Investment income	6,990,888	48,537,737	51,954,918	23,552,297
Other income (expenses)	(364,629)	(2,531,621)	455,030	(13,961,307)
Total other income	9,542,716	66,255,078	76,058,379	48,492,970
Income before taxes and income from equity in affiliates	105,652,476	733,545,153	634,834,327	601,595,067
Income tax (benefit)/expenses	(22,756,242)	(157,996,588)	(129,885,747)	(151,293,021)
Equity in profit of subsidiaries and VIEs	3,218,046	22,342,896	21,352,767	13,583,865
Net income attributable to Noah Holdings Limited shareholders	92,730,581	643,828,433	535,824,084	446,552,851
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0
Operating cost and expenses
Compensation and benefits	1,415,596	9,828,485	10,979,206	10,125,102
Selling expenses	12,932	89,785	373,752	167,690
General and administrative expenses	629,157	4,368,239	10,549,109	9,671,790
Total operating cost and expenses	2,057,685	14,286,509	21,902,067	19,964,582
Loss from operations	2,057,685	14,286,509	21,902,067	19,964,582
Other income (expenses):
Interest income	1,499,717	10,412,533	8,336,138	5,547,639
Interest expense	(2,778,167)	(19,288,813)	(16,050,359)
Investment income			25,506,549
Other income (expenses)	(139,518)	(968,676)	112,762	(451,217)
Total other income	(1,417,968)	(9,844,956)	17,905,090	5,096,422
Income before taxes and income from equity in affiliates	(3,475,653)	(24,131,465)	(3,996,977)	(14,868,160)
Income tax (benefit)/expenses	475,115	3,298,731	3,524,413	(1,268,040)
Income from equity in affiliates	200,732	1,393,685
Equity in profit of subsidiaries and VIEs	95,530,387	663,267,482	536,296,648	462,689,051
Net income attributable to Noah Holdings Limited shareholders	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851